he following table aggregates by product the cash flows of the operations (Details) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	R$ 3,122,000,000	R$ 2,200,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments	3,122,000,000	2,200,000,000
Financial assets measured at fair value in profit or loss for trading	45,199,000,000	113,788,000,000
Debt Instruments	23,801,000,000	79,784,000,000
Equity Instruments	44,000,000	1,164,000,000
Derivatives	21,354,000,000	32,840,000,000
Financial assets not intended for trading Mandatory measured at the fair value of the result	151,919,000,000	439,000,000
Equity Instruments	151,919,000,000	439,000,000
Financial Assets Measured at Amortized Cost	644,787,000,000	452,462,000,000	R$ 323,095,000,000
Loans and Other Amounts with Credit Institutions	79,643,000,000	71,644,000,000
Loans and advances to customers	513,708,000,000	360,990,000,000
Debt Instruments	51,436,000,000	19,828,000,000
Total	845,027,000,000	674,227,000,000	452,357,000,000
Financial Liabilities Measured at Fair Value in Income Held for Trading	37,609,000,000	81,424,000,000
Derivatives	24,828,000,000	36,270,000,000
Short Positions	12,781,000,000	45,153,000,000
Financial liabilities at amortized cost	746,898,000,000	515,035,000,000
Deposits from the Central Bank of Brazil and deposits from credit institutions	134,563,000,000	70,379,000,000
Customer deposits	491,898,000,000	367,694,000,000
Bonds and securities	100,933,000,000	63,841,000,000
Debt Instruments Eligible to Capital	19,504,000,000	13,120,000,000
Total	784,507,000,000	596,458,000,000	563,515,000,000
Financial assets measured at fair value in other comprehensive income		105,339,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments		105,267,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments		72,000,000
Financial assets measured at fair value through profit or loss			18,609,000,000
Debt instruments			1,220,000,000
Equity instruments			171,000,000
Trading derivatives			17,218,000,000
Other Financial Assets At Fair Value Through Profit Or Loss			32,856,000,000
Debt instruments			30,827,000,000
Equity instruments			2,029,000,000
Investments Held to Maturity			8,134,000,000
Reserves from Brazilian Central Bank			69,663,000,000
Deposits from credit institutions			429,506,000,000
Subordinated debts			10,077,000,000
Marketable debt securities			80,192,000,000
Trading derivatives			20,239,000,000
Short positions			23,501,000,000
Above 5 years [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	3,122,000,000	1,747,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments	3,122,000,000	1,747,000,000
Financial assets measured at fair value in profit or loss for trading	12,447,000,000	17,707,000,000
Debt Instruments	9,963,000,000	14,078,000,000
Equity Instruments	3,000,000
Derivatives	2,481,000,000	3,629,000,000
Financial assets not intended for trading Mandatory measured at the fair value of the result	32,808,000,000
Equity Instruments	32,808,000,000
Financial Assets Measured at Amortized Cost	102,292,000,000	63,844,000,000	54,815,000,000
Loans and Other Amounts with Credit Institutions
Loans and advances to customers	94,368,000,000	61,795,000,000
Debt Instruments	7,924,000,000	2,049,000,000
Total	150,669,000,000	105,728,000,000	70,317,000,000
Financial Liabilities Measured at Fair Value in Income Held for Trading	2,703,000,000	3,515,000,000
Derivatives	2,703,000,000	3,515,000,000
Financial liabilities at amortized cost	31,897,000,000	16,667,000,000
Deposits from the Central Bank of Brazil and deposits from credit institutions	4,035,000,000	3,031,000,000
Customer deposits	24,000,000	203,000,000
Bonds and securities	8,334,000,000	313,000,000
Debt Instruments Eligible to Capital	19,504,000,000	13,120,000,000
Total	34,600,000,000	20,182,000,000	9,859,000,000
Financial assets measured at fair value in other comprehensive income		22,430,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments		22,430,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments
Financial assets measured at fair value through profit or loss			4,446,000,000
Debt instruments			889,000,000
Trading derivatives			3,557,000,000
Other Financial Assets At Fair Value Through Profit Or Loss			7,075,000,000
Debt instruments			7,075,000,000
Investments Held to Maturity			3,981,000,000
Deposits from credit institutions			2,556,000,000
Subordinated debts
Marketable debt securities			3,475,000,000
Trading derivatives			3,828,000,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in profit or loss for trading	5,573,000,000	15,635,000,000
Debt Instruments	355,000,000	3,480,000,000
Equity Instruments	21,000,000	1,164,000,000
Derivatives	5,197,000,000	10,992,000,000
Financial assets not intended for trading Mandatory measured at the fair value of the result	54,053,000,000	439,000,000
Equity Instruments	54,053,000,000	439,000,000
Financial Assets Measured at Amortized Cost	135,081,000,000	50,776,000,000	28,416,000,000
Loans and Other Amounts with Credit Institutions	73,293,000,000	25,201,000,000
Loans and advances to customers	60,735,000,000	25,490,000,000
Debt Instruments	1,053,000,000	85,000,000
Total	194,707,000,000	70,305,000,000	106,329,000,000
Financial Liabilities Measured at Fair Value in Income Held for Trading	18,955,000,000	55,313,000,000
Derivatives	6,174,000,000	10,160,000,000
Short Positions	12,781,000,000	45,153,000,000
Financial liabilities at amortized cost	309,659,000,000	174,848,000,000
Deposits from the Central Bank of Brazil and deposits from credit institutions	43,414,000,000	4,007,000,000
Customer deposits	260,711,000,000	163,297,000,000
Bonds and securities	5,534,000,000	7,544,000,000
Debt Instruments Eligible to Capital
Total	328,614,000,000	230,161,000,000	256,385,000,000
Loans and Advances to Customers
Financial assets measured at fair value in other comprehensive income		3,455,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments		3,383,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments		72,000,000
Financial assets measured at fair value through profit or loss			3,891,000,000
Debt instruments
Equity instruments			171,000,000
Trading derivatives			3,720,000,000
Other Financial Assets At Fair Value Through Profit Or Loss			4,261,000,000
Debt instruments			2,232,000,000
Equity instruments			2,029,000,000
Investments Held to Maturity			98,000,000
Reserves from Brazilian Central Bank			69,663,000,000
Deposits from credit institutions			224,610,000,000
Marketable debt securities			3,677,000,000
Trading derivatives			4,597,000,000
Short positions			23,501,000,000
Weighted average [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income		153,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments		153,000,000
Financial assets measured at fair value in profit or loss for trading	4,205,000,000	18,487,000,000
Debt Instruments	858,000,000	11,789,000,000
Equity Instruments	1,000,000
Derivatives	3,346,000,000	6,698,000,000
Financial assets not intended for trading Mandatory measured at the fair value of the result	1,012,000,000
Equity Instruments	1,012,000,000
Financial Assets Measured at Amortized Cost	131,966,000,000	130,066,000,000	75,794,000,000
Loans and Other Amounts with Credit Institutions	1,479,000,000	39,879,000,000
Loans and advances to customers	128,631,000,000	88,071,000,000
Debt Instruments	1,856,000,000	2,117,000,000
Total	137,183,000,000	152,331,000,000	77,783,000,000
Financial Liabilities Measured at Fair Value in Income Held for Trading	2,564,000,000	7,878,000,000
Derivatives	2,564,000,000	7,878,000,000
Financial liabilities at amortized cost	116,052,000,000	100,497,000,000
Deposits from the Central Bank of Brazil and deposits from credit institutions	48,359,000,000	32,846,000,000
Customer deposits	50,470,000,000	44,035,000,000
Bonds and securities	17,223,000,000	23,616,000,000
Total	118,616,000,000	108,376,000,000	89,583,000,000
Financial assets measured at fair value in other comprehensive income		3,625,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments		3,625,000,000
Financial assets measured at fair value through profit or loss			1,091,000,000
Debt instruments			3,000,000
Trading derivatives			1,088,000,000
Other Financial Assets At Fair Value Through Profit Or Loss			802,000,000
Debt instruments			802,000,000
Equity instruments
Investments Held to Maturity			96,000,000
Reserves from Brazilian Central Bank
Deposits from credit institutions			62,181,000,000
Subordinated debts
Marketable debt securities			25,781,000,000
Trading derivatives			1,621,000,000
Short positions
181 to 365 days [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income		50,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments		50,000,000
Financial assets measured at fair value in profit or loss for trading	5,128,000,000	4,867,000,000
Debt Instruments	2,358,000,000	3,150,000,000
Equity Instruments	8,000,000
Derivatives	2,762,000,000	1,717,000,000
Financial assets not intended for trading Mandatory measured at the fair value of the result	4,779,000,000
Equity Instruments	4,779,000,000
Financial Assets Measured at Amortized Cost	96,793,000,000	55,339,000,000	51,603,000,000
Loans and Other Amounts with Credit Institutions	2,255,000,000	2,765,000,000
Loans and advances to customers	71,041,000,000	50,829,000,000
Debt Instruments	23,497,000,000	1,745,000,000
Total	106,700,000,000	72,433,000,000	56,601,000,000
Financial Liabilities Measured at Fair Value in Income Held for Trading	2,191,000,000	2,088,000,000
Derivatives	2,191,000,000	2,088,000,000
Financial liabilities at amortized cost	108,718,000,000	91,433,000,000
Deposits from the Central Bank of Brazil and deposits from credit institutions	27,340,000,000	22,603,000,000
Customer deposits	70,403,000,000	61,293,000,000
Bonds and securities	10,975,000,000	7,537,000,000
Debt Instruments Eligible to Capital
Total	110,909,000,000	93,521,000,000	89,476,000,000
Financial assets measured at fair value in other comprehensive income		12,177,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments		12,177,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments
Financial assets measured at fair value through profit or loss			737,000,000
Debt instruments			140,000,000
Trading derivatives			597,000,000
Other Financial Assets At Fair Value Through Profit Or Loss			3,981,000,000
Debt instruments			3,981,000,000
Investments Held to Maturity			280,000,000
Deposits from credit institutions			69,277,000,000
Subordinated debts
Marketable debt securities			19,125,000,000
Trading derivatives			1,074,000,000
Short positions
Top of range [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income		250,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInIncomeDebtInstruments		250,000,000
Financial assets measured at fair value in profit or loss for trading	17,846,000,000	57,091,000,000
Debt Instruments	10,267,000,000	47,287,000,000
Equity Instruments	11,000,000
Derivatives	7,568,000,000	9,804,000,000
Financial assets not intended for trading Mandatory measured at the fair value of the result	59,267,000,000
Equity Instruments	59,267,000,000
Financial Assets Measured at Amortized Cost	178,655,000,000	152,438,000,000	112,467,000,000
Loans and Other Amounts with Credit Institutions	2,616,000,000	3,799,000,000
Loans and advances to customers	158,933,000,000	134,805,000,000
Debt Instruments	17,106,000,000	13,833,000,000
Total	255,768,000,000	273,429,000,000	141,327,000,000
Financial Liabilities Measured at Fair Value in Income Held for Trading	11,196,000,000	12,629,000,000
Derivatives	11,196,000,000	12,629,000,000
Financial liabilities at amortized cost	180,572,000,000	131,589,000,000
Deposits from the Central Bank of Brazil and deposits from credit institutions	11,415,000,000	7,891,000,000
Customer deposits	110,290,000,000	98,867,000,000
Bonds and securities	58,867,000,000	24,832,000,000
Debt Instruments Eligible to Capital
Total	R$ 191,768,000,000	144,218,000,000	118,212,000,000
Financial assets measured at fair value in other comprehensive income		63,651,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeDebtInstruments		63,651,000,000
InterestEarningAssetsFinancialAssetsMeasuredAtFairValueInOtherComprehensiveIncomeEquityInstruments
Financial assets measured at fair value through profit or loss			8,444,000,000
Debt instruments			188,000,000
Trading derivatives			8,256,000,000
Other Financial Assets At Fair Value Through Profit Or Loss			16,737,000,000
Debt instruments			16,737,000,000
Investments Held to Maturity			3,679,000,000
Reserves from Brazilian Central Bank
Deposits from credit institutions			70,882,000,000
Subordinated debts			10,077,000,000
Marketable debt securities			28,134,000,000
Trading derivatives			9,119,000,000
Short positions